Other Information (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 25, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]
Cash payments for interest and income taxes (net of refunds)
Interest	$ 2.7	$ 27.2	$ 52.5	$ 39.9
Income taxes (net of refunds)	$ 0.3	$ 14.5	$ 7.7	$ 3.6